Offerings - Offering: 1	Jul. 03, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	4,222,948
Proposed Maximum Offering Price per Unit | $ / shares	1.87
Maximum Aggregate Offering Price	$ 7,896,912.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,209.02
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices for a share of the registrant’s common stock as reported on The Nasdaq Capital Market on June 30, 2025.Pursuant to Rule 416 under the Securities Act, the shares of common stock offered hereby also include an indeterminate number of additional shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, recapitalizations or other similar transactions.Represents the resale of (i) 1,551,351 shares of common stock, (ii) 137,838 shares of common stock issuable upon the exercise of the pre-funded warrants, (iii) 1,689,189 shares of common stock issuable upon the exercise of the Series A warrants and (iv) 844,570 shares of common stock issuable upon the exercise of the Series B warrants.